ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Voyage expenses	$ 117	$ 2,315
Ship operating expenses	1,090	1,329
Administrative expenses	981	295
Interest expense	313	575
Accrued expenses	$ 2,501	$ 4,514